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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21048

                       AIM Select Real Estate Income Fund
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/06

Item 1. Reports to Stockholders.

                                              AIM SELECT REAL ESTATE INCOME FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIM SELECT REAL ESTATE INCOME FUND'S PRIMARY INVESTMENT OBJECTIVE IS HIGH CURRENT INCOME; THE FUND'S SECONDARY INVESTMENT OBJECTIVE IS CAPITAL APPRECIATION.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets attributable to common shares plus assets attributable to outstanding preferred shares.

GENERAL INFORMATION                          Fund preferred shares or borrowing, are      rities commonly referred to as "junk
                                             borne entirely by the common shareholders.   bonds." Securities of below-investment
o AIM Select Real Estate Income Fund         Common share income may fall if the          grade quality are regarded as having
performance figures are historical, and      dividend rate on Fund preferred shares or    predominantly speculative characteristics
they reflect Fund expenses, the              the interest rate on any borrowings rises    with respect to capacity to pay interest
reinvestment of distributions (if any) and   and will fluctuate as the dividend rate on   and repay principal.
changes in net asset value (NAV) for         Fund preferred shares or the interest on
performance based on NAV and changes in      any borrowings varies.                       o The Fund's Declaration of Trust and
market price for performance based on                                                     Bylaws include provisions that could limit
market price.                                o REITs tend to be small- to                 the ability of other entities or persons
                                             medium-sized companies. REIT shares, like    to acquire control of the Fund or convert
PRINCIPAL RISKS OF INVESTING IN THE FUND     other smaller company shares, may be more    the Fund to open-end status. These
                                             volatile than and perform differently from   provisions could have the effect of
o The performance of the Fund will be        larger-company shares. There may be less     depriving the common shareholders of
closely linked to the performance of the     trading in a smaller company's shares,       opportunities to sell their common shares
real estate markets. Property values may     which means that buy and sell transactions   at a premium over the then-current market
fall due to declining rents or increasing    in those shares could have a larger impact   prices of the common shares.
vacancies resulting from economic, legal,    on the share's prices than is the case
cultural, or technological developments.     with larger-company shares.                  o An investment in the Fund is subject
The Fund invests substantial assets in                                                    to investment risk, including the possible
Real Estate Investment Trusts (REITs).       o The Fund is classified as                  loss of the entire principal amount that
REIT prices may drop because of poor         "non-diversified" under the Investment       you invest. Your common shares at any
management or because borrowers fail to      Company Act of 1940. It can invest a         point in time may be worth less than what
pay their loans. Many REITs use leverage     greater portion of its assets in             you invested, even after taking into
(and some may be highly leveraged), which    obligations of a single issuer than a        account the reinvestment of Fund dividends
increases investment risk and could          "diversified" Fund. As a result, the Fund    and distributions. The value of the Fund's
adversely affect a REIT's operation and      will be more susceptible than a more         portfolio securities may move up or down,
market value in periods of rising interest   widely diversified fund to any single        sometimes rapidly and unpredictably.
rates in addition to the risks normally      corporate, economic, political or
associated with debt financing. Financial    regulatory occurrence.                       o Investing in a single-sector mutual
covenants related to REIT leveraging may                                                  fund may involve greater risk and
affect the ability of REITs to operate       o The prices of foreign securities may       potential reward than investing in a more
effectively. Real estate risks may also      be affected by factors not present with      diversified fund. Due to significant
arise if a portfolio company fails to        securities traded in the U.S. markets,       market volatility, results of an
carry adequate insurance or if a portfolio   including currency exchange rates,           investment made today may differ
company becomes liable for removal or        political and economic conditions, less      substantially from the historical
other costs related to environmental         stringent regulation and higher              performance shown. Call your financial
contamination. Investing in REITs presents   volatility. As a result, many foreign        advisor for more current information.
risks not associated with investing in       securities may be less liquid and more
stocks.                                      volatile than U.S. securities.               ABOUT INDEXES USED IN THIS REPORT

o The Fund has the ability to use            o If the Fund enters into interest rate      o The unmanaged STANDARD & POOR'S
leverage through the issuance of preferred   swaps, interest rate caps, or options or     COMPOSITE INDEX OF 500 STOCKS (the
shares, commercial paper or notes, and/or    futures transactions, a decline in           S&P 500--Registered Trademark-- Index) is
borrowing in an aggregate amount of up to    interest rates may result in a decline in    an index of common stocks frequently used
30% of the Fund's total assets after such    the net amount receivable by the Fund        as a general measure of U.S. stock market
issuance and/or borrowing. It has            under the interest rate hedging              performance.
currently issued preferred shares. The use   transaction (or increase the net amount
of leverage by the Fund can result in        payable by the Fund under the interest       o The unmanaged FTSE NATIONAL
greater volatility of the NAV and market     rate hedging transaction), which could       ASSOCIATION OF REAL ESTATE INVESTMENT
price of the Fund's common shares because    result in a decline in the NAV of the        TRUSTS (THE NAREIT) U.S. REAL ESTATE
changes in the value of the Fund's           common shares.                               EQUITY INDEX tracks the performance of
portfolio investments, including                                                          equity REITs listed on New York Stock
investments purchased with the proceeds of   o The Fund may invest up to 20% of its       Exchange, NASDAQ National Market System,
the issuance of                              total assets in securities of                and the American Stock Exchange.
                                             below-investment grade quality, including
                                             non-investment grade secu-

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMinvestments.com

o The MSCI U.S. REIT INDEX is a              Funds. You may also obtain a printed copy    The Fund provides a complete list of its
total-return index composed of the most      by calling AIM's Client Services             holdings four times in each fiscal year,
actively traded real estate investment       department a 800-959-4246.                   at the quarter-ends. For the second and
trusts and is designed to be a measure of                                                 fourth quarters, the lists appear in the
real estate equity performance. The index    o The Fund's Annual CEO Certification of     Fund's semiannual and annual reports to
was developed with a base value of 200 as    Compliance regarding the Fund's compliance   shareholders. For the first and third
of December 31, 1994. It is compiled by      with NYSE corporate governance listing       quarters, the Fund files the lists with
Morgan Stanley Capital International.        standards was filed with the NYSE on         the Securities and Exchange Commission
                                             June 5, 2006.                                (SEC) on Form N-Q. The most recent list of
o The unmanaged LIPPER SECTOR EQUITY                                                      portfolio holdings is available at
FUND CATEGORY AVERAGE (Closed-End Funds)     o The certifications of the Fund's           AIMinvestments.com. From our home page,
represents an average of all the             principal executive officer and principal    click on Products & Performance, then AIM
closed-end sector equity funds tracked by    financial officer, as required by Section    Select Real Estate Income Fund, then Fund
Lipper Inc., an independent mutual fund      302 of the Sarbanes-Oxley Act of 2002, are   overview and then holdings. Shareholders
performance monitor.                         filed with Securities and Exchange           can also look up the Fund's Forms N-Q on
                                             Commission (SEC) with the Fund's Form        the SEC's Web site at sec.gov. Copies of
o The unmanaged LIPPER CLOSED-END REAL       N-CSR for the period covered by this         the Fund's Forms N-Q may be reviewed and
ESTATE FUND INDEX represents an average of   Semiannual Report to Shareholders. The       copied at the SEC's Public Reference Room
the performance of the 10 largest            Fund's Form N-CSR for the period covered     at 100 F Street, N.E., Washington, D.C.
closed-end real estate funds tracked by      by this Semiannual Report to Shareholders    20549. You can obtain information on the
Lipper Inc., an independent mutual fund      will be posted on the SEC's Web site,        operation of the Public Reference Room,
performance monitor.                         sec.gov, within 10 days after this Report    including information about duplicating
                                             is first sent to shareholders.               fee charges, by calling 1-202-942-8090 or
o The Fund is not managed to track the                                                    1-800-732-0330, or by electronic request
performance of any particular index,         OTHER INFORMATION ABOUT THE ADVISOR          at the following e-mail address:
including the indexes defined here, and                                                   publicinfo@sec.gov. The SEC file numbers
consequently, the performance of the Fund    o Additional Compensation of Certain         for the Fund are 811-21048 and 333-84256
may deviate significantly from the           Broker-Dealers. Pursuant to an agreement     for common shares and 333-90388 for
performance of the indexes.                  entered into on May 28, 2002, at the time    preferred shares.
                                             of the initial offering of the Fund's
o A direct investment cannot be made in      common shares, the Fund's advisor makes      A description of the policies and
an index. Unless otherwise indicated,        incentive fee payments to certain            procedures that the Fund uses to determine
index results include reinvested             broker-dealers who participated in the       how to vote proxies relating to portfolio
dividends, and they do not reflect sales     underwriting of such offering in             securities is available without charge,
charges. Performance of an index of funds    consideration of the Fund's receipt from     upon request, from our Client Services
reflects fund expenses; performance of a     such broker-dealers of after market          department at 800-959-4246 or on the AIM
market does not.                             support services designed to maintain the    Web site, AIMinvestments.com. On the home
                                             visibility of the Fund on an ongoing         page, scroll down and click on AIM Funds
OTHER INFORMATION                            basis. Annual fees paid by the Fund's        Proxy Policy. The information is also
                                             advisor shall not exceed 0.10% of the        available on the SEC Web site, sec.gov.
o Property type classifications used in      Fund's aggregate Managed Assets (average
this report are generally according to the   daily net assets attributable to the         Information regarding how the Fund voted
FTSE National Association of Real Estate     Fund's common shares, plus assets            proxies related to its portfolio
Investment Trusts (NAREIT) U.S. Real         attributable to the Fund's Preferred         securities during the 12 months ended June
Estate Equity Index, which is exclusively    Shares that are outstanding, plus the        30, 2006, is available at our Web site. Go
owned by the National Association of Real    principal amount of any borrowings). Over    to AIMinvestments.com, access the About Us
Estate Investment Trusts (NAREIT).           time, these payments cannot exceed, in the   tab, click on Required Notices and then
                                             aggregate, $12,583,413.                      click on Proxy Voting Activity. Next,
o The Fund's audit committee Charter is                                                   select the Fund from the drop-down menu.
available on the AIM Web site,                                                            The information is also available on the
AIMinvestments.com. Go to                                                                 SEC Web site, sec.gov.
AIMinvestments.com. Under the Products
list, click on AIM Select Real Estate
Income Fund, then click on Fund overview,
then on Charter of the Audit Committees of
the AIM

DIVIDEND REINVESTMENT PLAN                   o If, on the payment date of the dividend,   o All correspondence concerning the Plan
                                             the closing market price per Common Shares   should be directed to the Plan
o The Fund has adopted the following         plus per share brokerage commissions         Administrator at: P.O. Box 43011,
Dividend Reinvestment Plan:                  applicable to an open market purchase of     Providence, RI 02940-3011
                                             Common Shares is at or above the net asset
You may elect to have all dividends,         value per Common Share, the Fund will        TRANSFERS OF SHARES AND CONTINUED
including any capital gain dividends, on     issue new shares at a price equal to the     PARTICIPATION IN THE DIVIDEND REINVESTMENT
your Common Shares automatically             greater of (i) net asset value per Common    PLAN
reinvested by Computershare Trust Company,   Share on that trading date or (ii) 95% of
N.A. as plan administrator (the "Plan        the closing market price on that trading     o A shareholder who holds Common Shares in
Administrator") for the Common               date.                                        a brokerage account and participates in
Shareholders, in additional Common shares                                                 the dividend reinvestment plan may not be
under the Dividend Reinvestment Plan (the    o The Plan Administrator maintains all       able to transfer the shares to another
"Plan"). You may elect to participate in     shareholders' accounts in the Plan and       broker and continue to participate in the
the Plan by contacting the Plan              gives written confirmation of all            dividend reinvestment plan.
Administrator at 1-800-730-6001. If you do   transactions in the accounts, including
not participate, you will receive all        information you may need for tax records.    TAX TREATMENT OF REINVESTED DIVIDENDS
distributions in cash paid by check mailed   Common Shares in your account will be held
directly to you by Computershare Trust       by the Plan Administrator in book-entry      o Dividends paid out of the Fund's
Company, N.A. as dividend paying agent.      (non-certificated) form. Any proxy you       "investment company taxable income" will
                                             receive will include all Common Shares you   be taxable as ordinary income to the
o If you decide to participate in the        have received under the Plan.                extent of the Fund's earnings and profits.
Plan, the number of Common Shares you will                                                Distributions of net capital gain (the
receive will be determined as follows:       o You may withdraw from the Plan at any      excess of net long-term capital gain over
                                             time by giving notice to the Plan            net short-term capital loss), if any, are
If, on the payment date of the dividend,     Administrator. If you withdraw completely    taxable to shareholders as long-term
the closing market price per Common Share    from the Plan or the Plan is terminated,     capital gain, regardless of the length of
plus per share brokerage commissions         the Plan Administrator will transfer your    time fund shares were held. A distribution
applicable to an open market purchase of     account or issue the shares in your          of an amount in excess of the Fund's
Common Shares is below the net asset value   account to you (which may include a cash     earnings and profits is treated as a non
per Common Share at the time of valuation,   payment to you for any fraction of a share   taxable return of capital that reduces a
the Plan Administrator will receive the      in your account). If you wish, the Plan      shareholder's tax basis in their common
dividend or distribution in cash and will    Administrator will sell your shares and      shares; any such distributions in excess
purchase Common Shares in the open market,   send you the proceeds, minus applicable      of basis are treated as gain from the sale
on the New York Stock Exchange or            brokerage commissions and a $15.00 service   of shares.
elsewhere, for the participants' accounts.   fee.
It is possible that the market price for                                                  o The tax treatment of dividends and
the Common Shares may increase before the    o There is not brokerage charge for          distributions are the same regardless of
Plan Administrator has completed its         reinvestment of your dividends or            whether they are paid in cash or
purchases. Therefore, the weighted average   distributions in Common Shares. However,     reinvested in additional Common Shares. If
purchase price per share paid by the Plan    all participants will pay a pro rata share   a shareholder sells his Common Shares, or
Administrator may exceed the closing         of brokerage commissions incurred by the     has shares repurchased by the Fund, the
market price at the time of valuation,       Plan Administrator when it makes open        shareholder may realize a capital gain or
resulting in the purchase of fewer shares    market purchases.                            loss, which will be long-term or
than if the dividend or distribution had                                                  short-term depending on the shareholder's
been paid in Common Shares issued by the     o Automatically reinvesting dividends and    holding period for the shares. Fund
Fund. The Plan Administrator will use all    distributions does not mean that you do      distributions also may be subject to state
dividends and distributions received in      not have to pay income taxes due upon        and local taxes.
cash to purchase Common Shares in the open   receiving dividends and distributions.
market prior to the next ex-dividend date.
In the event it appears that the Plan        o The Fund reserves the right to amend or
Administrator will not be able to complete   terminate the Plan if in the judgment of
the open market purchases prior to the       the Board of Trustees the change is
next ex-dividend date, the Fund will         warranted. There is no direct service
determine whether to issue the remaining     charge to participants in the Plan;
shares at net asset value. Interest will     however, the Fund reserves the right to
not be paid on any uninvested cash           amend the Plan to include a service charge
payments.                                    payable by the participants. Additional
                                             information about the Plan may be obtained
                                             from the Plan Administrator.


                                       3

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
    [GRAHAM         includes a discussion of how your Fund was managed during
     PHOTO]         the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 6.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
ROBERT H. GRAHAM    and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o Amid signs of rising inflation, the U.S. Federal
                         Reserve Board continued to raise interest rates in response to inflation risks.

                       o The dollar remained weak, making imports more expensive
                         and thereby raising inflation.

                       o Oil prices remained at historically high levels,
                         threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an
     [TAYLOR        alternative to reacting to fluctuating short-term market
      PHOTO]        conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
  PHILIP TAYLOR     international equity funds, taxable and tax-exempt
                    fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,


                    /S/ ROBERT H. GRAHAM                  /S/ PHILIP TAYLOR
                    Robert H. Graham                      Philip Taylor
                    Vice Chair -- AIM Funds               President -- AIM Funds
                    Chair, AIM Investments                CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
     [CROCKETT      Most importantly, AIM management's investment management
       PHOTO]       discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM
 BRUCE L. CROCKETT  management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006



                    *To learn more about all the factors we considered before
                     approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 8-9.

AIM SELECT REAL ESTATE INCOME FUND


MANAGEMENT'S DISCUSSION                                                                      The Fund may seek to increase portfolio
OF FUND PERFORMANCE                                                                       yield through borrowing to provide
                                                                                          leverage to the Fund, with the intent of
=======================================================================================   generating a higher return on the assets
PERFORMANCE SUMMARY                                                                       than the Fund pays to borrow those assets.
                                             ==========================================   We also use strategies designed to reduce
During the six-month reporting period        FUND VS. INDEXES                             the risk of short-term interest rate
ended June 30, 2006, AIM Select Real                                                      movement, which can affect the preferred
Estate Income Fund once again provided       CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06   share borrowing rate.
shareholders with positive returns. The
Fund's primary objective is high current     Fund at NAV                       8.69%         We attempt to control risk by
income with approximately 27.6% of the                                                    diversification of property types and
Fund's assets invested in preferred          Fund at Market                    7.95       geographic location as well as limiting
stocks. During the reporting period, REIT                                                 holding concentrations of any one
preferred stocks generally had lower         S&P 500 Index                                security.
returns than REIT common stocks. As the      (Broad Market Index)              2.71
proportion of preferred stocks is higher                                                     We will consider selling a holding
in the Fund than in the FTSE NAREIT U.S.     FTSE NAREIT U.S.                             when:
Real Estate Equity Index, the Fund lagged    Real Estate Equity Index
this index.                                  (Style-Specific Index)           12.90       o Relative yield falls below desired
                                                                                          levels.
   Since the Fund is a closed-end            Lipper Closed-End
management investment company, shares may    Real Estate Fund Index                       o Risk/return relationships change
trade at a discount or premium to NAV. As    (Peer Group)(1)                  12.32       significantly.
of June 30, 2006, the close of the
reporting period, the Fund's Common Shares   Lipper Sector                                o Company fundamentals change (property
traded at a 14.9% discount to NAV,           Equity Fund Category                         type, geography or management changes).
compared with 14.4% at the close of          Average (Closed-End Funds)        7.28
2005. As of June 30, 2006, the close         (Former Peer Group)                          o A more attractive yield on investment
                                                                                          opportunity is identified.
                                             SOURCE: LIPPER INC.
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             (1) Lipper recently reclassified AIM
                                                 Select Real Estate Income Fund from      During the first four months of 2006,
                                                 the Lipper Sector Equity Fund Category   equity markets generally posted positive
                                                 to the Lipper Closed-End Real Estate     returns. However, over the last two months
                                                 Fund Category.                           of the reporting period, equity markets
                                             ==========================================   retreated as investors became concerned
                                                                                          about persistently high energy prices and
                                             of the fiscal year, the average discount     rising interest rates and the potential
                                             rate to NAV of closed-end real estate        impact of both on economic growth and
                                             funds available from Lipper was 11.5%,       inflation. During the reporting period,
                                             compared with 11.9% at the end of 2005.      the U.S. Federal Reserve Board (the Fed)
                                                                                          continued its tightening policy, raising
=======================================================================================   the key federal funds target rate to
                                                                                          5.25%.
HOW WE INVEST                                and management and structure review to
                                             identify securities with:                       The REIT market easily outpaced the
Your Fund holds primarily real                                                            broad market as measured by the S&P 500
estate-oriented securities. We focus on      o Potential to pay attractive dividends      Index. REIT performance was positive
public companies whose value is driven by    relative to similar properties.              during the first
tangible assets. Our goal is to create a
portfolio that will provide high current     o Quality underlying properties.                                            (continued)
income. We use a fundamentals-driven
investment process, including property       o Solid management teams.
market cycle analysis, property
evaluation,                                  o Reasonable valuations relative to
                                             similar companies.

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 10 SECURITY HOLDINGS*                    COMMON SHARE MARKET VALUE         $15.55

By property type                              1. Colonial Properties Trust         4.5%   COMMON SHARE NET ASSET VALUE      $18.28

Healthcare                      19.6%         2. Brandywine Realty Trust           4.1    MARKET PRICE DISCOUNT            (14.93%)

Diversified                     15.6          3. Nationwide Health                        TOTAL NUMBER OF HOLDINGS*            123
                                                 Properties, Inc.                  4.1
Office Properties               15.3                                                      AT THE CLOSE OF THE REPORTING PERIOD, THE
                                              4. Hospitality Properties Trust      3.6    FUND'S COMMON SHARES NAV STOOD AT $18.28,
Lodging-Resorts                  9.7                                                      AND ITS MARKET SHARE PRICE WAS $15.55.
                                              5. National Retail Properties, Inc.  3.6    SINCE THE FUND IS A CLOSED-END MANAGEMENT
Shopping Centers                 7.2                                                      INVESTMENT COMPANY, SHARES OF THE FUND
                                              6. Healthcare Realty Trust, Inc.     3.4    MAY TRADE AT A DISCOUNT FROM THE NAV.
Regional Malls                   6.2                                                      THIS CHARACTERISTIC IS SEPARATE AND
                                              7. Senior Housing Properties Trust   3.4    DISTINCT FROM THE RISK THAT NAV COULD
Freestanding                     5.9                                                      DECREASE AS A RESULT OF INVESTMENT
                                              8. iStar Financial Inc.              3.2    ACTIVITIES AND MAY BE A GREATER RISK TO
Apartments                       4.6                                                      INVESTORS EXPECTING TO SELL THEIR SHARES
                                              9. Health Care Property                     AFTER A SHORT TIME. THE FUND CANNOT
Industrial/Office Mixed          4.5             Investors, Inc.                   3.1    PREDICT WHETHER SHARES WILL TRADE AT,
                                                                                          ABOVE OR BELOW NAV.
Industrial Properties            3.6         10. Inland Real Estate Corp.          2.6                                   (continued)

Self Storage Facilities          2.4

Specialty Properties             1.9         The Fund's holdings are subject to change,
                                             and there is no assurance that the Fund
Manufactured Homes               0.3         will continue to hold any particular
                                             security.
Money Market Funds Plus
Other Assets Less Liabilities    3.2

*Excluding money market holdings.

==========================================   ==========================================   ==========================================

AIM SELECT REAL ESTATE INCOME FUND


quarter of 2006 but retreated in April and   institutions, was a detractor during the                         JOE V. RODRIGUEZ, JR.,
May. The sector rebounded in June to end     period. Shares of the stock declined amid                        Director of Securities
the period with solid performance. The       concern over the company's business               [RODRIGUEZ     Management, INVESCO
group's favorable relative performance was   strategy. We continued to maintain our              PHOTO]       Real Estate, is lead
driven by a number of recurring themes,      position because of its attractive                               manager of AIM Select
including ongoing REIT privatization         relative valuation and believe it could                          Real Estate Income
activity; improving real estate operating    make progress in addressing investor                             Fund. He oversees all
fundamentals; inclusion of two large-cap     concerns.                                                        phases of the unit
REIT names into the S&P 500 Index and                                                                         including
growing demand for stable,                      As the Fund's primary objective is        securities research and administration.
income-producing assets and real estate in   income, the Fund has exposure to REIT        Mr. Rodriguez began his investment career
general.                                     preferred stocks. Due to their               in 1983 and joined INVESCO Real Estate,
                                             fixed-income characteristics, REIT           the Dallas-based investment management
   Select holdings within the office         preferred shares may behave more like        affiliate of INVESCO Institutional (N.A.),
sector contributed the most to our           bonds. During the year, REIT preferred       Inc., in 1990. He has served on the
positive performance. CARRAMERICA REALTY     stocks provided income but did not           editorial boards of the National
CORP., which owns and operates office        participate as fully in the share price      Association of Real Estate Investment
properties, was a strong contributor.        appreciation as REIT common stocks did.      Trusts (NAREIT) as well as the
CarrAmerica Realty benefited after a                                                      Institutional Real Estate Securities
private equity firm, Blackstone Group,          As part of our investment strategy, the   Newsletter. He is a member of the National
announced in early March that it would pay   Fund also leverages through the issuance     Association of Business Economists,
$5.6 billion to acquire it.                  of preferred shares, which increases the     American Real Estate Society and the
                                             Fund's yield and may help or hurt NAV        Institute of Certified Financial Planners.
   Given the Fund's primary goal of          depending on whether the REIT market is      He also served as adjunct professor of
income, we continued to have meaningful      going up or down. We leverage through the    economics at the University of Texas at
exposure to the healthcare sector, as        issuance of auction rate preferred shares    Dallas. In addition, Mr. Rodriguez was a
healthcare REITs have historically           and then swap a portion of the floating      contributing author to Real Estate
produced a relatively high and steady        rates paid on the preferred shares for       Investment Trusts: Structure Analysis and
stream of income. Our positions within the   fixed rates in an effort to mitigate         Strategy, published by McGraw Hill. Mr.
health care and diversified sectors also     interest rate uncertainty. Given the REIT    Rodriguez earned his B.B.A. in economics
contributed positively to performance.       environment during the reporting period,     and finance as well as his M.B.A. in
Diversified REIT holding COLONIAL            leverage helped the Fund by boosting         finance from Baylor University.
PROPERTIES TRUST was our top contributor     income and NAV.
to performance over the reporting period.                                                                     MARK D. BLACKBURN,
The company owns a portfolio of              IN CLOSING                                                       Chartered Financial
multifamily, office and retail properties                                                      [BLACKBURN     Analyst, Director of
in the United States and reported positive   We were encouraged by the resiliency of             PHOTO]       Investments, INVESCO
earnings. In addition, the company also      the REIT market during the period. We                            Real Estate, is
made some recent acquisitions in the         believe REIT prices largely reflected fair                       manager of AIM Select
Atlanta market that could potentially        levels relative to the value of their                            Real Estate Income
allow them to grow and develop their         underlying holdings. Although REIT prices                        Fund. Prior to joining
portfolio in the area.                       increased, we believe occupancy and rental   INVESCO in 1998, he worked as an associate
                                             rates have supported that growth and that    director of research, focusing on equity
   On the other hand, AMERICAN FINANCIAL     REIT fundamentals continued to improve.      securities research and recommendations
REALTY TRUST, which acquires, manages and    Also important will be investor sentiment    with a regional brokerage firm. He has
operates properties leased to regulated      toward the interaction of economic growth    approximately 19 years of experience in
financial                                    against the backdrop of the Fed interest     institutional investing and risk
                                             rate policy. We appreciate your continued    management, along with a background in
==========================================   participation in AIM Select Real Estate      evaluating the high-yield and convertible
                                             Income Fund.                                 securities markets. Mr. Blackburn earned a
THE FUND SHOULD NOT BE VIEWED AS A VEHICLE                                                B.S. in accounting from Louisiana State
FOR TRADING PURPOSES. IT IS DESIGNED         THE VIEWS AND OPINIONS EXPRESSED IN          University and an M.B.A. from Southern
PRIMARILY FOR RISK-TOLERANT LONG-TERM        MANAGEMENT'S DISCUSSION OF FUND              Methodist University. He is a Certified
INVESTORS.                                   PERFORMANCE ARE THOSE OF A I M ADVISORS,     Public Accountant and a member of the
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT    National Association of Real Estate
   THE PERFORMANCE DATA QUOTED REPRESENT     TO CHANGE AT ANY TIME BASED ON FACTORS       Investment Trusts.
PAST PERFORMANCE AND CANNOT GUARANTEE        SUCH AS MARKET AND ECONOMIC CONDITIONS.
COMPARABLE FUTURE RESULTS; CURRENT           THESE VIEWS AND OPINIONS MAY NOT BE RELIED                       JAMES W. TROWBRIDGE,
PERFORMANCE MAY BE LOWER OF HIGHER. PLEASE   UPON AS INVESTMENT ADVICE OR                                     portfolio manager,
SEE YOUR FINANCIAL ADVISOR FOR THE MOST      RECOMMENDATIONS, OR AS AN OFFER FOR A           [TROWBRIDGE      INVESCO Real Estate,
RECENT MONTH-END PERFORMANCE. FUND           PARTICULAR SECURITY. THE INFORMATION IS            PHOTO]        is manager of AIM
PERFORMANCE FIGURES ARE HISTORICAL, AND      NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF                       Select Real Estate
THEY REFLECT FUND EXPENSES, THE              ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR                       Income Fund. In 1989,
REINVESTMENT OF DISTRIBUTIONS (IF ANY) AND   THE FUND. STATEMENTS OF FACT ARE FROM                            Mr. Trowbridge joined
CHANGES IN NAV FOR PERFORMANCE BASED ON      SOURCES CONSIDERED RELIABLE, BUT A I M                           INVESCO Real Estate.
NAV AND CHANGES IN MARKET PRICE FOR          ADVISORS, INC. MAKES NO REPRESENTATION OR    With 31 years of real estate investment
PERFORMANCE BASED ON MARKET PRICE. THE       WARRANTY AS TO THEIR COMPLETENESS OR         experience for major institutional
VALUE OF YOUR FUND'S SHARES WILL FLUCTUATE   ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    investors, Mr. Trowbridge is responsible
SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     IS NO GUARANTEE OF FUTURE RESULTS, THESE     for integrating his knowledge into
YOU SELL SHARES.                             INSIGHTS MAY HELP YOU UNDERSTAND OUR         INVESCO's publicly traded REIT
                                             INVESTMENT MANAGEMENT PHILOSOPHY.            investments. Mr. Trowbridge earned his
   HAD THE ADVISOR NOT WAIVED FEES AND/OR                                                 B.S. in finance from Indiana University.
REIMBURSED EXPENSES, RETURNS WOULD HAVE            See important Fund and index           He has completed numerous appraisal and
BEEN LOWER.                                        disclosures inside front cover.        income property courses sponsored by the
                                                                                          American Appraisal Institute and the
                                                                                          Mortgage Bankers Association, of which he
                                                                                          has been active on several income property
                                                                                          subcommittees. He is a member of the
                                                                                          National Association of Real Estate
                                                                                          Investment Trusts.

                                                                                          Assisted by the Real Estate Team

AIM SELECT REAL ESTATE INCOME FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Select Real     (at net asset value) during the past one     o Fees relative to those of comparable
Estate Income Fund (the "Board") oversees    and two calendar years against the           funds with other advisors. The Board
the management of AIM Select Real Estate     performance of funds advised by other        reviewed the advisory fee rate for the
Income Fund (the "Fund") and, as required    advisors with investment strategies          Fund under the Advisory Agreement. The
by law, determines annually whether to       comparable to those of the Fund. The Board   Board compared effective contractual
approve the continuance of the Fund's        noted that the Fund's performance (at net    advisory fee rates at a common asset level
advisory agreement with A I M Advisors,      asset value) in such periods was below the   at the end of the past calendar year and
Inc. ("AIM"). Based upon the                 median performance of such comparable        noted that the Fund's rate was comparable
recommendation of the Investments            funds. Based on this review and after        to the median rate of the funds advised by
Committee of the Board, at a meeting held    taking account of all of the other factors   other advisors with investment strategies
on June 27, 2006, the Board, including all   that the Board considered in determining     comparable to those of the Fund that the
of the independent trustees, approved the    whether to continue the Advisory Agreement   Board reviewed. The Board noted that AIM
continuance of the advisory agreement (the   for the Fund, the Board concluded that no    has agreed to waive advisory fees of the
"Advisory Agreement") between the Fund and   changes should be made to the Fund and       Fund, as discussed below. Based on this
AIM for another year, effective July 1,      that it was not necessary to change the      review, the Board concluded that the
2006.                                        Fund's portfolio management team at this     advisory fee rate for the Fund under the
                                             time. However, due to the Fund's             Advisory Agreement was fair and
   The Board considered the factors          under-performance, the Board also            reasonable.
discussed below in evaluating the fairness   concluded that it would be appropriate for
and reasonableness of the Advisory           the Board to continue to closely monitor     o Expense limitations and fee waivers. The
Agreement at the meeting on June 27, 2006    and review the performance of the Fund.      Board noted that AIM has contractually
and as part of the Board's ongoing           Although the independent written             agreed to waive advisory fees through
oversight of the Fund. In their              evaluation of the Fund's Senior Officer      June 30, 2009 in an amount equal to a
deliberations, the Board and the             (discussed below) only considered Fund       percentage of average daily managed
independent trustees did not identify any    performance through the most recent          assets. The Board considered the
particular factor that was controlling,      calendar year, the Board also reviewed       contractual nature of this fee waiver and
and each trustee attributed different        more recent Fund performance, which did      noted that it remains in effect until June
weights to the various factors.              not change their conclusions.                30, 2009. The Board considered the effect
                                                                                          this fee waiver would have on the Fund's
   One responsibility of the independent     o The performance of the Fund relative to    estimated expenses and concluded that the
Senior Officer of the Fund is to manage      indices. The Board reviewed the              levels of fee waivers/expense limitations
the process by which the Fund's proposed     performance of the Fund (at net asset        for the Fund were fair and reasonable.
management fees are negotiated to ensure     value) during the past one and three
that they are negotiated in a manner which   calendar years against the performance of    o Breakpoints and economies of scale. The
is at arms' length and reasonable. To that   the MSCI U.S. REIT Index. The Board noted    Board reviewed the structure of the Fund's
end, the Senior Officer must either          that the Fund's performance was below the    advisory fee under the Advisory Agreement,
supervise a competitive bidding process or   performance of such Index for the one year   noting that it does not include any
prepare an independent written evaluation.   period and comparable to such Index for      breakpoints. The Board considered whether
The Senior Officer has recommended an        the three year period. The Board also        it would be appropriate to add advisory
independent written evaluation in lieu of    noted that the performance of such Index     fee breakpoints for the Fund or whether,
a competitive bidding process and, upon      does not reflect fees, while the             due to the nature of the Fund and the
the direction of the Board, has prepared     performance of the Fund does reflect fees.   advisory fee structures of comparable
such an independent written evaluation.      Based on this review and after taking        funds, it was reasonable to structure the
Such written evaluation also considered      account of all of the other factors that     advisory fee without breakpoints. Based on
certain of the factors discussed below. In   the Board considered in determining          this review, the Board concluded that it
addition, as discussed below, the Senior     whether to continue the Advisory Agreement   was not necessary to add advisory fee
Officer made a recommendation to the Board   for the Fund, the Board concluded that no    breakpoints to the Fund's advisory fee
in connection with such written              changes should be made to the Fund and       schedule. The Board reviewed the level of
evaluation.                                  that it was not necessary to change the      the Fund's advisory fees, and noted that
                                             Fund's portfolio management team at this     such fees, as a percentage of the Fund's
   The discussion below serves as a          time. However, due to the Fund's             net assets, would remain constant under
summary of the Senior Officer's              under-performance, the Board also            the Advisory Agreement because the
independent written evaluation and           concluded that it would be appropriate for   Advisory Agreement does not include any
recommendation to the Board in connection    the Board to continue to closely monitor     breakpoints. The Board concluded that the
therewith, as well as a discussion of the    and review the performance of the Fund.      Fund's fee levels under the Advisory
material factors and the conclusions with    Although the independent written             Agreement therefore would not reflect
respect thereto that formed the basis for    evaluation of the Fund's Senior Officer      economies of scale.
the Board's approval of the Advisory         (discussed below) only considered Fund
Agreement. After consideration of all of     performance through the most recent          o Investments in affiliated money market
the factors below and based on its           calendar year, the Board also reviewed       funds. The Board also took into account
informed business judgment, the Board        more recent Fund performance, which did      the fact that uninvested cash and cash
determined that the Advisory Agreement is    not change their conclusions.                collateral from securities lending
in the best interests of the Fund and its                                                 arrangements, if any (collectively, "cash
shareholders and that the compensation to    o Meetings with the Fund's portfolio         balances") of the Fund may be invested in
AIM under the Advisory Agreement is fair     managers and investment personnel. With      money market funds advised by AIM pursuant
and reasonable and would have been           respect to the Fund, the Board is meeting    to the terms of an SEC exemptive order.
obtained through arm's length                periodically with such Fund's portfolio      The Board found that the Fund may realize
negotiations.                                managers and/or other investment personnel   certain benefits upon investing cash
                                             and believes that such individuals are       balances in AIM advised money market
   Unless otherwise stated, information      competent and able to continue to carry      funds, including a higher net return,
presented below is as of June 27, 2006 and   out their responsibilities under the         increased liquidity, increased
does not reflect any changes that may have   Advisory Agreement.                          diversification or decreased transaction
occurred since June 27, 2006, including                                                   costs. The Board also found that the Fund
but not limited to changes to the Fund's     o Overall performance of AIM. The Board      will not receive reduced services if it
performance, advisory fees, expense          considered the overall performance of AIM    invests its cash balances in such money
limitations and/or fee waivers.              in providing investment advisory and         market funds. The Board noted that, to the
                                             portfolio administrative services to the     extent the Fund invests uninvested cash in
o The nature and extent of the advisory      Fund and concluded that such performance     affiliated money market funds, AIM has
services to be provided by AIM. The Board    was satisfactory.                            voluntarily agreed to waive a portion of
reviewed the services to be provided by                                                   the advisory fees it receives from the
AIM under the Advisory Agreement. Based on   o Fees relative to those of clients of AIM   Fund attributable to such investment. The
such review, the Board concluded that the    with comparable investment strategies. The   Board further determined that the proposed
range of services to be provided by AIM      Board reviewed the effective advisory fee    securities lending program and related
under the Advisory Agreement was             rate (before waivers) for the Fund under     procedures with respect to the lending
appropriate and that AIM currently is        the Advisory Agreement. The Board noted      Fund is in the best interests of the
providing services in accordance with the    that this rate was below the total           lending Fund and its respective
terms of the Advisory Agreement.             advisory fee rate for a separately managed   shareholders. The Board therefore
                                             account/wrap account managed by an AIM       concluded that the investment of cash
o The quality of services to be provided     affiliate with investment strategies         collateral received in connection with the
by AIM. The Board reviewed the credentials   comparable to those of the Fund and above    securities lending program in the money
and experience of the officers and           the total advisory fee rates for 46 other    market funds according to the procedures
employees of AIM who will provide            separately managed accounts/wrap accounts    is in the best interests of the lending
investment advisory services to the Fund.    managed by an AIM affiliate with             Fund and its respective shareholders.
In reviewing the qualifications of AIM to    investment strategies comparable to those
provide investment advisory services, the    of the Fund. The Board noted that AIM has    o Independent written evaluation and
Board considered such issues as AIM's        agreed to waive advisory fees of the Fund,   recommendations of the Fund's Senior
portfolio and product review process,        as discussed below. Based on this review,    Officer. The Board noted that, upon their
various back office support functions        the Board concluded that the advisory fee    direction, the Senior Officer of the Fund,
provided by AIM and AIM's equity and fixed   rate for the Fund under the Advisory         who is independent of AIM and AIM's
income trading operations. Based on the      Agreement was fair and reasonable.           affiliates, had prepared an independent
review of these and other factors, the                                                    written evaluation in order to assist the
Board concluded that the quality of                                                       Board in
services to be provided by AIM was
appropriate and that AIM currently is                                                                                    (continued)
providing satisfactory services in
accordance with the terms of the Advisory
Agreement.

o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund

AIM SELECT REAL ESTATE INCOME FUND

determining the reasonableness of the        approved the continuance of the              does reflect fees. Based on this review
proposed management fees of the AIM Funds,   sub-advisory agreement (the "Sub-Advisory    and after taking account of all of the
including the Fund. The Board noted that     Agreement") between INVESCO Institutional    other factors that the Board considered in
the Senior Officer's written evaluation      (N.A.), Inc. (the "Sub-Advisor") and AIM     determining whether to continue the
had been relied upon by the Board in this    with respect to the Fund for another year,   Advisory Agreement for the Fund, the Board
regard in lieu of a competitive bidding      effective July 1, 2006.                      concluded that no changes should be made
process. In determining whether to                                                        to the Fund and that it was not necessary
continue the Advisory Agreement for the         The Board considered the factors          to change the Fund's portfolio management
Fund, the Board considered the Senior        discussed below in evaluating the fairness   team at this time. However, due to the
Officer's written evaluation.                and reasonableness of the Sub-Advisory       Fund's under-performance, the Board also
                                             Agreement at the meeting on June 27, 2006    concluded that it would be appropriate for
o Profitability of AIM and its affiliates.   and as part of the Board's ongoing           the Board to continue to closely monitor
The Board reviewed information concerning    oversight of the Fund. In their              and review the performance of the Fund.
the profitability of AIM's (and its          deliberations, the Board and the             Although the independent written
affiliates') investment advisory and other   independent trustees did not identify any    evaluation of the Fund's Senior Officer
activities and its financial condition.      particular factor that was controlling,      (discussed below) only considered Fund
The Board considered the overall             and each trustee attributed different        performance through the most recent
profitability of AIM, as well as the         weights to the various factors.              calendar year, the Board also reviewed
profitability of AIM in connection with                                                   more recent Fund performance, which did
managing the Fund. The Board noted that         The discussion below serves as a          not change their conclusions.
AIM's operations remain profitable,          discussion of the material factors and the
although increased expenses in recent        conclusions with respect thereto that        o Meetings with the Fund's portfolio
years have reduced AIM's profitability.      formed the basis for the Board's approval    managers and investment personnel. The
Based on the review of the profitability     of the Sub-Advisory Agreement. After         Board is meeting periodically with the
of AIM's and its affiliates' investment      consideration of all of the factors below    Fund's portfolio managers and/or other
advisory and other activities and its        and based on its informed business           investment personnel and believes that
financial condition, the Board concluded     judgment, the Board determined that the      such individuals are competent and able to
that the compensation to be paid by the      Sub-Advisory Agreement is in the best        continue to carry out their
Fund to AIM under its Advisory Agreement     interests of the Fund and its shareholders   responsibilities under the Sub-Advisory
was not excessive.                           and that the compensation to the             Agreement.
                                             Sub-Advisor under the Sub-Advisory
o Benefits of soft dollars to AIM. The       Agreement is fair and reasonable.            o Overall performance of the Sub-Advisor.
Board considered the benefits realized by                                                 The Board considered the overall
AIM as a result of brokerage transactions       Unless otherwise stated, information      performance of the Sub-Advisor in
executed through "soft dollar"               presented below is as of June 27, 2006 and   providing investment advisory services to
arrangements. Under these arrangements,      does not reflect any changes that may have   the Fund and concluded that such
brokerage commissions paid by the Fund       occurred since June 27, 2006, including      performance was satisfactory.
and/or other funds advised by AIM are used   but not limited to changes to the Fund's
to pay for research and execution            performance.                                 o Fees relative to those clients of the
services. This research may be used by AIM                                                Sub-Advisor with comparable investment
in making investment decisions for the       o The nature and extent of the advisory      strategies. The Board reviewed the
Fund. The Board concluded that such          services to be provided by the               sub-advisory fee rate for the Fund under
arrangements were appropriate.               Sub-Advisor. The Board reviewed the          the Sub-Advisory Agreement and the
                                             services to be provided by the Sub-Advisor   sub-advisory fees paid thereunder. The
o AIM's financial soundness in light of      under the Sub-Advisory Agreement. Based on   Board noted that this rate was comparable
the Fund's needs. The Board considered       such review, the Board concluded that the    to or above the total advisory fee rates
whether AIM is financially sound and has     range of services to be provided by the      for 19 separately managed accounts/wrap
the resources necessary to perform its       Sub-Advisor under the Sub-Advisory           accounts managed by the Sub-Advisor with
obligations under the Advisory Agreement,    Agreement was appropriate and that the       investment strategies comparable to those
and concluded that AIM has the financial     Sub-Advisor currently is providing           of the Fund and below the total advisory
resources necessary to fulfill its           services in accordance with the terms of     fee rates for 28 separately managed
obligations under the Advisory Agreement.    the Sub-Advisory Agreement.                  accounts/wrap accounts managed by the
                                                                                          Sub-Advisor with investment strategies
o Historical relationship between the Fund   o The quality of services to be provided     comparable to those of the Fund. The Board
and AIM. In determining whether to           by the Sub-Advisor. The Board reviewed the   noted that AIM has agreed to limit the
continue the Advisory Agreement for the      credentials and experience of the officers   Fund's total annual operating expenses.
Fund, the Board also considered the prior    and employees of the Sub-Advisor who will    The Board also considered the services to
relationship between AIM and the Fund, as    provide investment advisory services to      be provided by the Sub-Advisor pursuant to
well as the Board's knowledge of AIM's       the Fund. Based on the review of these and   the Sub-Advisory Agreement and the
operations, and concluded that it was        other factors, the Board concluded that      services to be provided by AIM pursuant to
beneficial to maintain the current           the quality of services to be provided by    the Advisory Agreement, as well as the
relationship, in part, because of such       the Sub-Advisor was appropriate, and that    allocation of fees between AIM and the
knowledge. The Board also reviewed the       the Sub-Advisor currently is providing       Sub-Advisor pursuant to the Sub-Advisory
general nature of the non-investment         satisfactory services in accordance with     Agreement. The Board noted that the
advisory services currently performed by     the terms of the Sub-Advisory Agreement.     sub-advisory fees have no direct effect on
AIM and its affiliates, such as                                                           the Fund or its shareholders, as they are
administrative, transfer agency and          o The performance of the Fund relative to    paid by AIM to the Sub-Advisor, and that
distribution services, and the fees          comparable funds. The Board reviewed the     AIM and the Sub-Advisor are affiliates.
received by AIM and its affiliates for       performance of the Fund (at net asset        Based on this review, the Board concluded
performing such services. In addition to     value) during the past one and two           that the sub-advisory fee rate under the
reviewing such services, the trustees also   calendar years against the performance of    Sub-Advisory Agreement was fair and
considered the organizational structure      funds advised by other advisors with         reasonable.
employed by AIM and its affiliates to        investment strategies comparable to those
provide those services. Based on the         of the Fund. The Board noted that the        o Profitability of AIM and its affiliates.
review of these and other factors, the       Fund's performance (at net asset value) in   The Board reviewed information concerning
Board concluded that AIM and its             such periods was below the median            the profitability of AIM's (and its
affiliates were qualified to continue to     performance of such comparable funds.        affiliates') investment advisory and other
provide non-investment advisory services     Based on this review and after taking        activities and its financial condition.
to the Fund, including administrative,       account of all of the other factors that     The Board considered the overall
transfer agency and distribution services,   the Board considered in determining          profitability of AIM, as well as the
and that AIM and its affiliates currently    whether to continue the Advisory Agreement   profitability of AIM in connection with
are providing satisfactory non-investment    for the Fund, the Board concluded that no    managing the Fund. The Board noted that
advisory services.                           changes should be made to the Fund and       AIM's operations remain profitable,
                                             that it was not necessary to change the      although increased expenses in recent
o Other factors and current trends. The      Fund's portfolio management team at this     years have reduced AIM's profitability.
Board considered the steps that AIM and      time. However, due to the Fund's             Based on the review of the profitability
its affiliates have taken over the last      under-performance, the Board also            of AIM's and its affiliates' investment
several years, and continue to take, in      concluded that it would be appropriate for   advisory and other activities and its
order to improve the quality and             the Board to continue to closely monitor     financial condition, the Board concluded
efficiency of the services they provide to   and review the performance of the Fund.      that the compensation to be paid by the
the Funds in the areas of investment         Although the independent written             Fund to AIM under its Advisory Agreement
performance, product line diversification,   evaluation of the Fund's Senior Officer      was not excessive.
distribution, fund operations, shareholder   (discussed below) only considered Fund
services and compliance. The Board           performance through the most recent          o The Sub-Advisor's financial soundness in
concluded that these steps taken by AIM      calendar year, the Board also reviewed       light of the Fund's needs. The Board
have improved, and are likely to continue    more recent Fund performance, which did      considered whether the Sub-Advisor is
to improve, the quality and efficiency of    not change their conclusions.                financially sound and has the resources
the services AIM and its affiliates                                                       necessary to perform its obligations under
provide to the Fund in each of these         o The performance of the Fund relative to    the Sub-Advisory Agreement, and concluded
areas, and support the Board's approval of   indices. The Board reviewed the              that the Sub-Advisor has the financial
the continuance of the Advisory Agreement    performance of the Fund (at net asset        resources necessary to fulfill its
for the Fund.                                value) during the past one and three         obligations under the Sub-Advisory
                                             calendar years against the performance of    Agreement.
APPROVAL OF SUB-ADVISORY AGREEMENT           the MSCI U.S. REIT Index. The Board noted
                                             that the Fund's performance was below the
The Board oversees the management of the     performance of such Index for the one year
Fund and, as required by law, determines     period and comparable to such Index for
annually whether to approve the              the three year period. The Board also
continuance of the Fund's sub-advisory       noted that the performance of such Index
agreement. Based upon the recommendation     does not reflect fees, while the
of the Investments Committee of the Board,   performance of the Fund
at a meeting held on June 27, 2006, the
Board, including all of the independent
trustees,

AIM SELECT REAL ESTATE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                SHARES         VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-89.05%

APARTMENTS-2.39%

American Campus Communities, Inc.                420,900   $  10,459,365
------------------------------------------------------------------------
Education Realty Trust, Inc.                     397,400       6,616,710
========================================================================
                                                              17,076,075
========================================================================

DIVERSIFIED-14.75%

AEW Real Estate Income Fund                      100,000       1,919,000
------------------------------------------------------------------------
CentraCore Properties Trust                       95,400       2,361,150
------------------------------------------------------------------------
Colonial Properties Trust                        837,978      41,396,113
------------------------------------------------------------------------
Crescent Real Estate Equities Co.                594,600      11,035,776
------------------------------------------------------------------------
DWS RREEF Real Estate Fund Inc.                  122,435       2,686,224
------------------------------------------------------------------------
iStar Financial Inc.                             778,800      29,399,700
------------------------------------------------------------------------
Lexington Corporate Properties Trust             373,800       8,074,080
------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.         192,800       3,846,360
------------------------------------------------------------------------
Nuveen Real Estate Income Fund                    77,400       1,787,166
------------------------------------------------------------------------
Real Estate Income Fund, Inc.                    157,000       2,954,740
========================================================================
                                                             105,460,309
========================================================================

FREESTANDING-7.61%

Getty Realty Corp.                               491,200      13,969,728
------------------------------------------------------------------------
National Retail Properties Inc.                1,652,400      32,965,380
------------------------------------------------------------------------
Realty Income Corp.                              234,100       5,126,790
------------------------------------------------------------------------
Trustreet Properties, Inc.                       179,400       2,366,286
========================================================================
                                                              54,428,184
========================================================================

HEALTHCARE-23.47%

Cogdell Spencer Inc.                             236,200       4,608,262
------------------------------------------------------------------------
Health Care Property Investors, Inc.           1,071,700      28,657,258
------------------------------------------------------------------------
Health Care REIT, Inc.                           587,973      20,549,657
------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                    986,300      31,413,655
------------------------------------------------------------------------
Medical Properties Trust Inc.                    207,000       2,285,280
------------------------------------------------------------------------
Nationwide Health Properties, Inc.             1,663,500      37,445,385
------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                 720,900       9,530,298
------------------------------------------------------------------------
Senior Housing Properties Trust                1,723,000      30,858,930
------------------------------------------------------------------------
Universal Health Realty Income Trust              77,200       2,420,220
========================================================================
                                                             167,768,945
========================================================================

INDUSTRIAL PROPERTIES-2.57%

First Industrial Realty Trust, Inc.              483,200      18,332,608
========================================================================

                                                SHARES         VALUE
------------------------------------------------------------------------


INDUSTRIAL/OFFICE MIXED-3.43%

Liberty Property Trust                           516,600   $  22,833,720
------------------------------------------------------------------------
Mission West Properties Inc.                     153,700       1,702,996
========================================================================
                                                              24,536,716
========================================================================

LODGING-RESORTS-6.40%

Ashford Hospitality Trust, Inc.                  567,800       7,165,636
------------------------------------------------------------------------
DiamondRock Hospitality Co.                       45,000         666,450
------------------------------------------------------------------------
Hersha Hospitality Trust                         523,800       4,866,102
------------------------------------------------------------------------
Hospitality Properties Trust                     752,600      33,054,192
========================================================================
                                                              45,752,380
========================================================================

MANUFACTURED HOMES-0.34%

Sun Communities, Inc.                             75,600       2,459,268
========================================================================

OFFICE PROPERTIES-14.42%

American Financial Realty Trust                1,736,500      16,809,320
------------------------------------------------------------------------
Brandywine Realty Trust                        1,175,301      37,809,433
------------------------------------------------------------------------
Glenborough Realty Trust Inc.                    421,600       9,081,264
------------------------------------------------------------------------
HRPT Properties Trust                          1,551,300      17,933,028
------------------------------------------------------------------------
Mack-Cali Realty Corp.                           409,300      18,795,056
------------------------------------------------------------------------
Parkway Properties, Inc.                          58,000       2,639,000
========================================================================
                                                             103,067,101
========================================================================

REGIONAL MALLS-2.47%

Glimcher Realty Trust                            712,500      17,677,125
========================================================================

SELF STORAGE FACILITIES-2.54%

Extra Space Storage Inc.                         572,800       9,302,272
------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares        167,200       4,464,240
------------------------------------------------------------------------
U-Store-It Trust                                 233,500       4,403,810
========================================================================
                                                              18,170,322
========================================================================

SHOPPING CENTERS-7.57%

Cedar Shopping Centers Inc.                      181,200       2,667,264
------------------------------------------------------------------------
Heritage Property Investment Trust               547,500      19,118,700
------------------------------------------------------------------------
Inland Real Estate Corp.                       1,581,800      23,537,184
------------------------------------------------------------------------
New Plan Excel Realty Trust(a)                    58,000       1,432,020
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                273,400       7,362,662
========================================================================
                                                              54,117,830
========================================================================

AIM SELECT REAL ESTATE INCOME FUND


                                                SHARES         VALUE
------------------------------------------------------------------------

SPECIALTY PROPERTIES-1.09%

Spirit Finance Corp.                             691,000   $   7,780,660
========================================================================
  Total Real Estate Investment Trusts, Common
    Stocks & Other Equity Interests (Cost
    $503,076,778)                                            636,627,523
========================================================================
PREFERRED STOCKS-35.54%

APARTMENTS-3.56%

Apartment Investment & Management Co.,
  Class Y, 7.88%                                  20,000         496,000
------------------------------------------------------------------------
  Series T, 8.00%                                200,000       4,992,000
------------------------------------------------------------------------
  Series V, 8.00%                                128,300       3,201,085
------------------------------------------------------------------------
BRE Properties, Inc.,
  Series B, 8.08%                                200,000       5,044,000
------------------------------------------------------------------------
  Series C, 6.75%                                 48,500       1,132,475
------------------------------------------------------------------------
Equity Residential-Series K, 8.29%(b)              4,200         230,081
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.,
  Series F, 9.25%                                 47,000       1,243,150
------------------------------------------------------------------------
  Series H, 8.30%                                195,000       4,958,850
------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%             71,700       4,174,374
========================================================================
                                                              25,472,015
========================================================================

DIVERSIFIED-5.27%

Colonial Properties Trust-Series D, 8.13%        200,000       5,158,000
------------------------------------------------------------------------
Cousins Properties Inc.,
  Series A, 7.75%                                548,300      13,685,568
------------------------------------------------------------------------
  Series B, 7.50%                                 60,000       1,500,000
------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
  9.50%                                           51,400       1,341,540
------------------------------------------------------------------------
iStar Financial Inc.,
  Series E, 7.88%                                185,000       4,615,750
------------------------------------------------------------------------
  Series I, 7.50%                                200,000       4,890,000
------------------------------------------------------------------------
Lexington Corporate Properties Trust-Series
  B, 8.05%                                        70,000       1,781,500
------------------------------------------------------------------------
Vornado Realty Trust-Series F, 6.75%             200,000       4,730,000
========================================================================
                                                              37,702,358
========================================================================

HEALTHCARE-1.76%

Health Care Property Investors, Inc.-Series
  F, 7.10%                                       285,000       7,039,500
------------------------------------------------------------------------
Health Care REIT, Inc.-Series F, 7.63%            16,600         417,158
------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D,
  8.38%                                          200,000       5,124,000
========================================================================
                                                              12,580,658
========================================================================

INDUSTRIAL PROPERTIES-2.12%

AMB Property Corp.-Series O, 7.00%               120,000       3,002,400
------------------------------------------------------------------------
EastGroup Properties, Inc.-Series D, 7.95%       260,000       6,656,000
------------------------------------------------------------------------
First Industrial Realty Trust, Inc.-Series J,
  7.25%                                          220,300       5,430,395
------------------------------------------------------------------------
ProLogis-Series C, 8.54%(b)                          950          50,439
========================================================================
                                                              15,139,234
========================================================================

                                                SHARES         VALUE
------------------------------------------------------------------------


INDUSTRIAL/OFFICE MIXED-2.38%

Bedford Property Investors, Inc.,
  Series A, 8.75%(c)                              60,000   $   2,640,000
------------------------------------------------------------------------
  Series B, 7.63%(c)                             139,200       2,714,400
------------------------------------------------------------------------
Duke Realty Corp.,
  Series B, 7.99%(b)                              10,000         507,188
------------------------------------------------------------------------
  Series J, 6.63%                                 11,300         261,482
------------------------------------------------------------------------
  Series M, 6.95%                                120,000       2,946,000
------------------------------------------------------------------------
  Series N, 7.25%(b)                             200,000       5,062,500
------------------------------------------------------------------------
PS Business Parks, Inc.,
  Series F, 8.75%                                 16,000         405,600
------------------------------------------------------------------------
  Series O, 7.38%                                100,000       2,480,000
========================================================================
                                                              17,017,170
========================================================================

LODGING-RESORTS-6.03%

Eagle Hospitality Properties Trust, Inc.
  Series A, 8.25%                                291,500       7,127,175
------------------------------------------------------------------------
FelCor Lodging Trust Inc.-Series C, 8.00%        138,700       3,398,150
------------------------------------------------------------------------
Hersha Hospitality Trust-Series A, 8.00%          43,800       1,086,678
------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                        45,000       1,136,250
------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%     450,000      11,556,000
------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series A, 10.25%                                36,300         932,910
------------------------------------------------------------------------
  Series B, 8.38%                                 40,000       1,017,600
------------------------------------------------------------------------
  Series D, 7.50%                                100,000       2,380,000
------------------------------------------------------------------------
  Series E, 8.00%                                105,300       2,658,825
------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.-Series B,
  8.25%                                           72,700       1,793,509
------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.-Series C,
  8.25%                                          200,000       4,980,000
------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.-Series A,
  8.00%                                          200,000       5,040,000
========================================================================
                                                              43,107,097
========================================================================

OFFICE PROPERTIES-5.27%

Alexandria Real Estate Equities, Inc.-Series
  B, 9.10%                                         5,600         141,736
------------------------------------------------------------------------
CarrAmerica Realty Corp.-Series E, 7.50%          75,000       1,893,750
------------------------------------------------------------------------
Corporate Office Properties Trust-Series G,
  8.00%                                          300,000       7,578,000
------------------------------------------------------------------------
DRA CRT Acquisition Corp.-Series A, 8.50%        120,000       2,760,000
------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94
  Conv.                                           25,245         619,765
------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%        16,891         423,964
------------------------------------------------------------------------
HRPT Properties Trust,
  Series B, 8.75%                                510,000      13,260,000
------------------------------------------------------------------------
  Series C, 7.13%                                100,000       2,455,000
------------------------------------------------------------------------
Kilroy Realty Corp.,
  Series E, 7.80%                                 51,600       1,310,640
------------------------------------------------------------------------
  Series F, 7.50%                                175,000       4,292,750
------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%            120,000       2,940,000
========================================================================
                                                              37,675,605
========================================================================

AIM SELECT REAL ESTATE INCOME FUND


                                                SHARES         VALUE
------------------------------------------------------------------------

REGIONAL MALLS-5.52%

CBL & Associates Properties, Inc.,
  Series B, 8.75%                                315,000   $  15,970,500
------------------------------------------------------------------------
  Series C, 7.75%                                350,000       8,837,500
------------------------------------------------------------------------
  Series D, 7.38%                                175,000       4,331,250
------------------------------------------------------------------------
Glimcher Realty Trust,
  Series F, 8.75%                                 80,000       2,055,200
------------------------------------------------------------------------
  Series G, 8.13%                                144,000       3,600,000
------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00%            183,200       4,651,448
========================================================================
                                                              39,445,898
========================================================================

SELF STORAGE FACILITIES-0.55%

Public Storage, Inc.,
  Series G, 7.00%                                 60,000       1,468,800
------------------------------------------------------------------------
  Series I, 7.25%                                100,000       2,480,000
========================================================================
                                                               3,948,800
========================================================================

SHOPPING CENTERS-1.76%

Cedar Shopping Centers Inc.-Series A, 8.88%       75,000       1,966,500
------------------------------------------------------------------------
Developers Diversified Realty Corp.-Class F,
  8.60%                                          229,700       5,834,380
------------------------------------------------------------------------
Federal Realty Investment Trust-Series B,
  8.50%                                           70,600       1,798,182
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B,
  9.50%                                           40,000       1,026,400
------------------------------------------------------------------------
Regency Centers Corp.,
  6.70%                                           11,600         271,672
------------------------------------------------------------------------
  Series D, 7.25%                                 13,600         338,776
------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                50,000       1,312,500
========================================================================
                                                              12,548,410
========================================================================

                                                SHARES         VALUE
------------------------------------------------------------------------


SPECIALTY PROPERTIES-1.32%

Digital Realty Trust, Inc.,
  Series A, 8.50%                                 51,100   $   1,292,319
------------------------------------------------------------------------
  Series B, 7.88%                                 80,000       1,900,000
------------------------------------------------------------------------
Entertainment Properties Trust,
  Series A, 9.50%                                138,900       3,560,007
------------------------------------------------------------------------
  Series B, 7.75%                                112,800       2,695,920
========================================================================
                                                               9,448,246
========================================================================
    Total Preferred Stocks
      (Cost $253,897,400)                                    254,085,491
========================================================================

MONEY MARKET FUNDS-0.26%

Liquid Assets Portfolio-Institutional
  Class(d)                                       931,148         931,148
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)         931,148         931,148
========================================================================
    Total Money Market Funds
      (Cost $1,862,296)                                        1,862,296
========================================================================
TOTAL INVESTMENTS-124.85%
  (Cost $758,836,474)                                        892,575,310
========================================================================
OTHER ASSETS LESS LIABILITIES-3.82%                           27,370,166
========================================================================
AUCTION RATE PREFERRED SHARES AT LIQUIDATION
  VALUE-(28.67)%                                            (205,000,000)
========================================================================
NET ASSETS ATTRIBUTABLE TO COMMON
  SHARES-100.00%                                           $ 714,945,476
________________________________________________________________________
========================================================================

Investment Abbreviations:

Conv.  - Convertible
Dep.   - Depositary
REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of the value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1H and Note 11.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $5,850,208, which represented 0.82% of the Fund's Net Assets attributable to common shares. See Note 1A.
(c) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $5,354,400, which represented 0.75% of the Fund's Net Assets attributable to common shares.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $756,974,178)      $890,713,014
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,862,296)                               1,862,296
===========================================================
    Total investments (cost $758,836,474)       892,575,310
===========================================================
Receivables for:
  Investments sold                               18,500,601
-----------------------------------------------------------
  Dividends                                       4,359,179
-----------------------------------------------------------
  Unrealized appreciation on interest rate
    swap transactions                             4,753,287
-----------------------------------------------------------
  Interest on interest rate swap transactions        86,362
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               29,881
-----------------------------------------------------------
Other assets                                         32,117
===========================================================
    Total assets                                920,336,737
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              92,186
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 73,294
-----------------------------------------------------------
  Dividends declared on auction rate
    preferred shares                                 84,980
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              703
-----------------------------------------------------------
Accrued operating expenses                          140,098
===========================================================
    Total liabilities                               391,261
===========================================================
Auction rate preferred shares, at liquidation
  value                                         205,000,000
===========================================================
Net assets attributable to common shares       $714,945,476
___________________________________________________________
===========================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES
  CONSIST OF:

Shares of beneficial interest -- common
  shares                                       $534,711,129
-----------------------------------------------------------
Undistributed net investment income             (12,025,924)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and interest rate
  swap transactions                              53,768,148
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and interest rate swap
  transactions                                  138,492,123
===========================================================
                                               $714,945,476
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  COMMON SHARE:

Outstanding                                      39,108,196
___________________________________________________________
===========================================================
Net asset value per common share               $      18.28
___________________________________________________________
===========================================================
Market value per common share                  $      15.55
___________________________________________________________
===========================================================
Market price premium (discount) to net asset
  value per common share                             (14.93)%
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $20,450,010
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      268,615
=========================================================================
    Total investment income                                    20,718,625
=========================================================================

EXPENSES:

Advisory fees                                                   4,154,966
-------------------------------------------------------------------------
Administrative services fees                                      111,141
-------------------------------------------------------------------------
Custodian fees                                                     38,457
-------------------------------------------------------------------------
Auction rate preferred shares remarketing fees                    259,097
-------------------------------------------------------------------------
Transfer agent fees                                                21,319
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          20,474
-------------------------------------------------------------------------
Other                                                             200,405
=========================================================================
    Total expenses                                              4,805,859
=========================================================================
Less: Fees waived and expense offset arrangement               (1,397,183)
=========================================================================
    Net expenses                                                3,408,676
=========================================================================
Net investment income                                          17,309,949
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND INTEREST RATE SWAP TRANSACTIONS:

Net realized gain from:
  Investment securities                                        43,761,900
-------------------------------------------------------------------------
  Interest rate swap transactions                                 513,848
=========================================================================
                                                               44,275,748
=========================================================================
Change in net unrealized (depreciation) of:
  Investment securities                                        (5,258,034)
-------------------------------------------------------------------------
  Interest rate swap transactions                               2,554,514
=========================================================================
                                                               (2,703,520)
=========================================================================
Net gain from investment securities and interest rate swap
  transactions                                                 41,572,228
=========================================================================
Net increase in net assets resulting from operations           58,882,177
=========================================================================
Distributions to auction rate preferred shareholders from
  net investment income                                        (4,564,371)
=========================================================================
Net increase in net assets from operations attributable to
  common shares                                               $54,317,806
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,     DECEMBER 31,
                                                                  2006           2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 17,309,949   $  35,929,303
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and interest
    rate swap transactions                                      44,275,748      74,378,212
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and interest rate swap
    transactions                                                (2,703,520)    (88,702,186)
==========================================================================================
    Net increase in net assets resulting from operations        58,882,177      21,605,329
==========================================================================================
Distributions to auction rate preferred shareholders from
  net investment income                                         (4,564,371)     (6,598,783)
==========================================================================================
    Net increase in net assets from operations attributable
     to common shares                                           54,317,806      15,006,546
==========================================================================================
Distributions to common shareholders from:
  Net investment income                                        (24,718,458)    (49,480,081)
------------------------------------------------------------------------------------------
  Net realized gains                                                    --     (66,504,582)
==========================================================================================
    Decrease in net assets resulting from distributions to
     common shares                                             (24,718,458)   (115,984,663)
==========================================================================================
Capital stock transactions:
  Decrease in common shares repurchased (Note 9)               (13,033,473)             --
==========================================================================================
  Net increase (decrease) in net assets attributable to
    common shares                                               16,565,875    (100,978,117)
==========================================================================================

NET ASSETS:

  Beginning of period                                          698,379,601     799,357,718
==========================================================================================
  End of period (including undistributed net investment
    income of $(12,025,924) and $(53,044), respectively)      $714,945,476   $ 698,379,601
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2006
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $  54,317,806
===========================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                     (168,149,442)
---------------------------------------------------------------------------
  Proceeds from disposition of investments                      191,579,596
---------------------------------------------------------------------------
  Decrease in dividends receivable                                  985,994
---------------------------------------------------------------------------
  Increase in interest receivable on interest rate swap
    transactions                                                    (86,362)
---------------------------------------------------------------------------
  Decrease in other assets                                           17,406
---------------------------------------------------------------------------
  Decrease in interest payable on interest rate swap
    transactions                                                    (17,346)
---------------------------------------------------------------------------
  Decrease in dividends payables declared on auction rate
    preferred shares                                                 (7,806)
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                    32,227
---------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                    5,258,034
---------------------------------------------------------------------------
  Net realized gain from investment securities                  (43,761,900)
===========================================================================
    Net cash provided by operating activities                    40,168,207
===========================================================================

CASH USED IN FINANCING ACTIVITIES:

  Decrease in payable to custodian                                  (40,132)
---------------------------------------------------------------------------
  Increase in interest rate swap transactions                      (513,848)
---------------------------------------------------------------------------
  Disbursements from common shares repurchased                  (13,033,473)
---------------------------------------------------------------------------
  Dividends paid to shareholders                                (24,718,458)
===========================================================================
    Net cash provided by (used in) financing activities         (38,305,911)
===========================================================================
Net increase in cash and cash equivalents                         1,862,296
===========================================================================
Cash and cash equivalents at beginning of period                          0
===========================================================================
Cash and cash equivalents at end of period                    $   1,862,296
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT REAL ESTATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") was organized as a Delaware statutory trust on March 11, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund currently has Common Shares and Auction Rate Preferred Shares ("Preferred Shares") outstanding. The Common Shares are traded on the New York Stock Exchange under the symbol "RRE." Preferred Shares are currently sold in weekly auctions through broker-dealers who have an agreement with the auction agent. Preferred Shares have seniority over the Common Shares and the issuance of Preferred Shares leveraged the value of the Fund's Common Shares. Except as otherwise indicated in the Agreement and Declaration of Trust, as amended, (the "Declaration of Trust") and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

    The Fund's primary investment objective is high current income; the Fund's secondary investment objective is capital appreciation.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Interest rate swap transactions are marked to market daily based upon quotations from market makers. The value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value

AIM SELECT REAL ESTATE INCOME FUND

     will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Dividends from net investment income (prior to any reclassification as a return of capital) are declared and paid to Common Shareholders monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

       Dividends from net investment income, distributions from capital gains and return of capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

       The Fund offers a Dividend Reinvestment Plan to allow dividends, including any capital gain dividends, on Common Shares to be automatically reinvested in additional Common Shares of the Fund. Computershare, the Transfer Agent for the Common Shares of the Fund, will make the determination on the reinvestment of the dividend based on the market price per Common Share in comparison to the net asset value of the Fund. Generally, if on the fifth trading day preceding the payment date of the dividend, the market price per Common Share plus share brokerage commissions applicable to an open market purchase of Common Shares is below the net asset value per Common Share, the Transfer Agent will receive the dividend or distribution in cash. Under these circumstances, the Transfer Agent will purchase Common Shares in the open market. Otherwise the Fund will issue new Common Shares to fulfill dividend reinvestment obligations.

       Preferred Shares issued by the Fund pay dividends based on a determined rate, usually the rate set at the preceding auction, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the last day of a dividend period.

       Under the 1940 Act, the Fund is required to maintain, with respect to all outstanding senior equity securities of the Fund, including Preferred Shares, as of the last business day on any month in which any Preferred Shares are outstanding, asset coverage of at least 200%. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the Preferred Shares' offering documents and the Preferred Shares' rating agencies as described in the offering documents. Should these requirements not be met, or should dividends accrued on the Preferred Shares not be paid, the Fund may be restricted in its ability to declare dividends to Common Shareholders or will be subject to mandatory redemption of the Preferred Shares. At June 30, 2006, no such restrictions have been placed on the Fund.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- All expenses incurred by the Fund are included in the determination of the net assets attributable to Common Shares and do not impact the liquidation preference of Preferred Shares.

AIM SELECT REAL ESTATE INCOME FUND

G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

H. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

       Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

       The Fund records periodic payments made under interest rate agreements as a component of realized gain (loss) in the Statement of Operations.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with AIM Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the sum of the Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that may be outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis. For the six months ended June 30, 2006, average daily Managed Assets were $930,977,641.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 50% of the amount paid by the Fund to AIM, net of fee waivers and expense reimbursements.

    AIM has contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets for the first seven years of the Fund's operations as follows:

WAIVER PERIOD                                                   FEE WAIVER
--------------------------------------------------------------------------
05/31/02-06/30/07                                                  0.30%
--------------------------------------------------------------------------
07/01/07-06/30/08                                                  0.20%
--------------------------------------------------------------------------
07/01/08-06/30/09                                                  0.10%
 _________________________________________________________________________
==========================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $1,386,497.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $111,141.

    Certain officers and trustees of the Fund are officers and directors of AIM and/or AIM Investments, the parent corporation of AIM.

AIM SELECT REAL ESTATE INCOME FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                            CHANGE IN
                                                                            UNREALIZED
                              VALUE       PURCHASES        PROCEEDS        APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                         12/31/05      AT COST        FROM SALES      (DEPRECIATION)     06/30/06      INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class         $  --      $ 71,718,867    $ (70,787,719)       $  --         $ 931,148     $133,970       $  --
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class            --         2,862,340       (1,931,192)          --           931,148         910           --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class            --        71,661,335      (71,661,335)          --                --     133,735           --
=================================================================================================================================
  Total                       $  --      $146,242,542    $(144,380,246)       $  --         $1,862,296    $268,615       $  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $10,686.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $3,372 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. During the six months ended June 30, 2006, the Fund did not borrow under the committed credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM SELECT REAL ESTATE INCOME FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $168,241,628 and $201,414,073, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $141,804,962
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (9,742,826)
==============================================================================
Net unrealized appreciation of investment securities             $132,062,136
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $760,513,174.

NOTE 9--SHARE INFORMATION

On October 27, 2005, the Board of Trustees approved the Fund to engage in open-market share purchase of its Common Shares. For the six months ended June 30, 2006, the Fund repurchased 827,300 shares of Common Shares for $13,033,473. The weighted average discount of market price to net asset value of Common Shares repurchased during the six months ended June 30, 2006 was 14%.

    On March 11, 2002, AIM purchased one Common Share. On May 21, 2002, AIM purchased an additional 7,000 Common Shares. During the period May 31, 2002 (date investment operations commenced) through December 31, 2002, 39,900,000 Common Shares and 2,050 Preferred Shares of each Series M, W, R and F were issued. The Fund issued 4,317, 24,178, 0, 0 and 0 Common Shares for the reinvestment of dividends during the period May 31, 2002 (date investment operations commenced) to December 31, 2002 and for the years ended December 31, 2003, 2004, 2005 and for the six months ended June 30, 2006, respectively.

NOTE 10--DISTRIBUTIONS DECLARED -- COMMON SHARES

For July, 2006, a dividend of $0.104 per share and a capital gain distribution of $0.2867 per share were declared on June 28, 2006, payable on July 28, 2006, for Fund Common Shareholders of record on July 18, 2006.

    On August 1, 2006, the Board of Trustees of the Fund declared a distribution of $0.104 per share payable on August 30, 2006 to shareholders of record on August 18, 2006. Of the distribution, it is estimated that approximately $0.0254 per share represents net investment income and $0.0786 per share represents a return of capital.

    On August 1, 2006, the Board of Trustees of the Fund declared a distribution of $0.104 per share payable on September 28, 2006 to shareholders of record on September 18, 2006. Of the distribution, it is estimated that approximately $0.0792 per share represents net investment income and $0.0248 per share represents a return of capital.

NOTE 11--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At June 30, 2006, the Fund had open interest rate swap agreements as follows:

                                                                              FLOATING RATE*
                                                                               (RATE RESET                           UNREALIZED
                                             NOTIONAL AMOUNT    FIXED RATE       MONTHLY)       TERMINATION DATE    APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A                                  $40,000,000        3.5000%        4.7760%            09/19/07         $  960,710
--------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A                                   42,000,000        4.6325%        4.6330%            08/02/09          1,015,573
--------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A                                   40,000,000        4.4500%        4.4500%            03/01/12          2,102,748
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.            30,000,000        3.6000%        4.7200%            09/12/07            674,256
================================================================================================================================
                                                                                                                     $4,753,287
________________________________________________________________________________________________________________________________
================================================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM SELECT REAL ESTATE INCOME FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                                               MAY 31, 2002
                                                      SIX MONTHS                                             (DATE INVESTMENT
                                                        ENDED              YEAR ENDED DECEMBER 31,         OPERATIONS COMMENCED)
                                                       JUNE 30,        --------------------------------       TO DECEMBER 31,
                                                         2006            2005        2004        2003              2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per common share, beginning of
  period                                               $  17.49        $  20.02    $  17.83    $  12.83          $  14.33
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.43            0.90        0.85        0.95(a)           0.49(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        1.05           (0.36)       3.16        5.33             (1.35)
================================================================================================================================
    Total from investment operations                       1.48            0.54        4.01        6.28             (0.86)
================================================================================================================================
Less distributions to auction rate preferred
  shareholders from net investment income(b)              (0.12)          (0.17)      (0.08)      (0.06)            (0.04)
================================================================================================================================
    Total from investment operations attributable to
      common shares                                        1.36            0.37        3.93        6.22             (0.90)
================================================================================================================================
Less offering costs charged to paid-in capital on
  common shares:
  Offering costs on common shares                            --              --          --          --             (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  Offering costs on auction rate preferred shares            --              --          --       (0.00)            (0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Dilutive effect of common share offering                   --              --          --       (0.00)            (0.00)
================================================================================================================================
    Total offering costs charged to paid-in capital          --              --          --       (0.00)            (0.10)
================================================================================================================================
Less distributions to common shareholders:
  Dividends from net investment income                    (0.62)          (1.24)      (1.24)      (0.79)            (0.42)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --           (1.66)      (0.50)         --                --
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                          --              --          --       (0.43)            (0.08)
================================================================================================================================
    Total distributions to common shareholders            (0.62)          (2.90)      (1.74)      (1.22)            (0.50)
================================================================================================================================
Increase from common shares repurchased                    0.05              --          --          --                --
================================================================================================================================
Net asset value per common share, end of period        $  18.28        $  17.49    $  20.02    $  17.83          $  12.83
================================================================================================================================
Market value per common share, end of period           $  15.55        $  14.98    $  17.50    $  16.59          $  12.30
================================================================================================================================
Net asset value total return(c)(d)                         8.69%           4.44%      24.43%      51.41%            (6.90)%
================================================================================================================================
Market value return(c)(d)                                  7.95%           2.33%      16.89%      46.95%           (14.73)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets attributable to common shares, end of
  period (000s omitted)                                $714,945        $698,380    $799,358    $712,069          $511,940
================================================================================================================================
Ratio of expenses to average net assets attributable
  to common shares:
  With fee waivers and/or expense reimbursements(e)        0.95%(f)        0.95%       0.93%       1.00%(a)           1.02%(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(e)                                      1.33%(f)        1.33%       1.32%       1.41%(a)           1.43%(a)(g)
================================================================================================================================
Ratio of net investment income to average net assets
  attributable to common shares(e)                         4.81%(f)        4.70%       4.64%       6.46%(a)           6.28%(a)(g)
================================================================================================================================
Ratio of distributions to auction rate preferred
  shareholders to average net assets attributable to
  common shares                                            1.27%(f)        0.86%       0.42%       0.43%             0.50%(g)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(h)                                   18%             17%         19%         37%               35%
________________________________________________________________________________________________________________________________
================================================================================================================================
Auction rate preferred shares:
  Liquidation value, end of period (000s omitted)      $205,000        $205,000    $205,000    $205,000          $205,000
================================================================================================================================
  Total shares outstanding                                8,200           8,200       8,200       8,200             8,200
================================================================================================================================
  Asset coverage per share                             $112,188        $110,168    $122,483    $111,838          $ 87,432
================================================================================================================================
  Liquidation and market value per share               $ 25,000        $ 25,000    $ 25,000    $ 25,000          $ 25,000
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As a result of changes in accounting principles generally accepted in the United States of America, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio by 0.67%, decrease the expense ratio by 0.67% and increase net investment income per share by $0.10 for the year ended December 31, 2003. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.38%, a decrease to the expense ratio of 0.38% and an increase to net investment income per share of $0.03 for the period May 31, 2002 (date investment operations commenced) through December 31, 2002.
(b)  Based on average number of common shares outstanding.
(c)  Not annualized for periods less than one year.
(d) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(e) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares.
(f) Ratios are annualized and based on average daily net assets of $725,977,641.
(g)  Annualized.
(h) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SELECT REAL ESTATE INCOME FUND


NOTE 14--SUBSEQUENT EVENT

On August 1, 2006, the Fund's Board of Trustees determined that it was in the best interest of holders of the Fund's Common Shares to reorganize the Fund as an open-end fund. Among other benefits, such reorganization will eliminate the Common Shares' trading discount to net asset value. Formal Board approval of all actions necessary to accomplish the reorganization is anticipated to occur in the coming months, at which time the Fund will announce the terms of the reorganization. Before the Fund can reorganize as an open-end fund, it will be required to redeem its outstanding Preferred Shares and to obtain the approval of the holders of its Common Shares. The reorganization also will be subject to making the necessary regulatory filings with the SEC and receiving subsequent SEC approval.

  The Fund has, from time to time, purchased its Common Shares in open-market purchases. The Fund has ceased purchasing its Common Shares as a result of the Board's determination to reorganize the Fund as an open-end fund.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

A I M Advisors, Inc. ("AIM"), the investment advisor to AIM Select Real Estate Income Fund (the "Fund"), also serves as investment advisor to a number of open-end mutual funds (the AIM Funds").

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Although the methodology is unknown at the present time, because the Fund is not an open-end fund it is not expected that the Fund will participate in the distribution of the two fair funds and such distribution therefore is not expected to have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM

AIM SELECT REAL ESTATE INCOME FUND

Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the Fund might react by selling their shares which could have an adverse effect on market value of the Fund's shares.

AIM SELECT REAL ESTATE INCOME FUND

PROXY RESULTS

An Annual Meeting of Shareholders of AIM Select Real Estate Income Fund, a Delaware business trust, was held on May 9, 2006. The meeting was held for the following purpose:

COMMON SHARES AND PREFERRED SHARES

(1) Election of Trustees. Nominees: Bob R. Baker, Frank S. Bayley, Prema Mathai-Davis, Ph.D., Lewis F. Pennock and Larry Soll, Ph.D.

(2) *Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as independent registered public accountants.

The results of voting on the above matters were as follows:

                                                                                                       WITHHELD/
     TRUSTEES/MATTER (COMMON SHARES AND PREFERRED SHARES)          VOTES FOR       VOTES AGAINST      ABSTENTIONS
-----------------------------------------------------------------------------------------------------------------
(1)  Bob R. Baker................................................  37,425,614             N/A           533,897
     Frank S. Bayley.............................................  37,404,798             N/A           554,713
     Prema Mathai-Davis, Ph.D. ..................................  37,436,654             N/A           522,857
     Lewis F. Pennock............................................  37,449,671             N/A           509,840
     Larry Soll, Ph.D. ..........................................  37,444,163             N/A           515,348
(2)  *Ratification of the Audit Committee's selection of
     PricewaterhouseCoopers LLP as independent registered public
     accountants.................................................  37,654,239         120,109           185,163

* Proposal required approval by a combined vote of Common and Preferred Shares

AIM SELECT REAL ESTATE INCOME FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               SUB-ADVISOR
Lewis F. Pennock                  Senior Vice President and Senior Officer      INVESCO Institutional (N.A.), Inc.
Ruth H. Quigley                                                                 INVESCO Realty Advisors Division
Larry Soll                        John M. Zerr                                  Three Galleria Tower
Raymond Stickel, Jr.              Senior Vice President, Secretary              Suite 500
Mark H. Williamson                 and Chief Legal Officer                      13155 Noel Road
                                                                                Dallas, TX 75240-5042
                                  Sidney M. Dilgren
                                  Vice President, Treasurer                     TRANSFER AGENT (PREFERRED SHARES)
                                   and Principal Financial Officer              Deutsche Bank Trust
                                                                                Company Americas
                                  Lisa O. Brinkley                              100 Plaza One
                                  Vice President                                Jersey City, NJ 07311-3901
                                  Kevin M. Carome                               TRANSFER AGENT (COMMON SHARES)
                                  Vice President                                Computershare Trust Company, N.A.
                                                                                P.O. Box 43010
                                  J. Philip Ferguson                            Providence, RI 02940-0310
                                  Vice President
                                                                                CUSTODIAN
                                  Karen Dunn Kelley                             State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
                                                                                Boston, MA 02110-2801
                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                               AIMinvestments.com                      SREI-AR-1


                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management             --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     AIM Select Real Estate Income Fund Purchases of Equity Securities

                                                                                                      Maximum
                                                                                                    Number (or
                                                                               Total Number of      Approximate
                                                                              Shares (or Units)   Dollar Value) of
                                                                                Purchased as      Shares (or Units)
                                       Total Number                            Part of Publicly    that May Yet Be
                                         of Shares                                Announced        Purchased Under
                                        (or Units)     Average Price Paid         Plans or          the Plans or
Period                                   Purchased    per Shares (or Units)       Programs            Programs
------                                 ------------  ----------------------   -----------------   -----------------
Month #1                                        100                 15.9800                 100    See Footnote (1)
January 1, 2006 - January 31, 2006
Month #2
February 1, 2006 - February 28, 2006         70,600                 15.8547              70,600    See Footnote (1)
Month #3
March 1 - March 31, 2006                    222,000                 16.2475             222,000    See Footnote (1)

Month #4
April 1, 2006 - April 30, 2006              237,100                 15.8247             237,100    See Footnote (1)
Month #5
May 1, 2006 - May 31, 2006                  142,400                 15.1445             142,400    See Footnote (1)
Month #6
June 1, 2006 - June 30, 2006                155,100                 15.2944             155,100    See Footnote (1)
Total                                       827,300                 15.7243             827,300    See Footnote (1)

(1) Any or all common shares outstanding may be repurchased subject to the conditions set forth in Rule 10b-18 of the Securities Exchange Act of 1934 and in the Fund's governing documents, and provided that after giving effect to any share repurchase, the Fund's leverage (outstanding borrowings plus outstanding auction rate preferred shares) does not exceed 30% of the Fund's total assets.

Additional Disclosures

a.   The date each plan or program was announced.

     The Board of Trustees for the Fund announced on October 27, 2005 that the Fund may engage in open market purchases of its common shares.

b.   The dollar amount (or share unit amount) approved.

     Any or all common shares outstanding may be repurchased subject to the conditions set forth in Rule 10b-18 of the Securities Exchange Act of 1934 and in the Fund's governing documents, and provided that after giving effect to any share repurchase, the Fund's leverage (outstanding borrowings plus outstanding auction rate preferred shares) does not exceed 30% of the Fund's total assets.

c.   The expiration date (if any) of each plan or program.

     None. However, the Board of Trustees for the Fund announced on August 1, 2006 that the Fund has ceased engaging in open market purchases of its common shares.

d. Each plan or program that has expired during the period covered by the table.

     None. However, the Board of Trustees for the Fund announced on August 1, 2006 that the Fund has ceased engaging in open market purchases of its common shares.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.

     None. However, the Board of Trustees for the Fund announced on August 1, 2006 that the Fund has ceased engaging in open market purchases of its common shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Select Real Estate Income Fund


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 5, 2006

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.